INCOME TAXES - Disclosure of detailed information about components of deferred income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Major components of tax expense (income) [abstract]
Current expense	$ 0	$ 0
Current tax	0	0
Origination and reversal of temporary differences	(9,251)	(7,564)
Change in tax rate and rate differences	281	512
Change in unrecognized temporary differences	(4,800)	4,666
Prior year adjustments	0	2,386
Deferred tax	(13,770)	0
Total income tax recovery	$ (13,770)	$ 0